AB Bond Fund, Inc.

AB Short Duration Income Portfolio

Portfolio of Investments

July 31, 2019 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 50.1%
Indonesia - 2.6%
Indonesia Treasury Bond
Series FR53
8.25%, 7/15/21	IDR	1,625,000	$119,409
Series FR56
8.375%, 9/15/26		227,000	17,161
Series FR70
8.375%, 3/15/24		137,000	10,316
Series FR77
8.125%, 5/15/24		2,414,000	180,400
Series FR78
8.25%, 5/15/29		916,000	69,158

			396,444

Ireland - 2.0%
Ireland Government Bond
3.40%, 3/18/24 (a)	EUR	235	306,490

Italy - 4.3%
Italy Buoni Poliennali Del Tesoro
1.00%, 7/15/22 (a)		280	315,843
4.50%, 5/01/23		282	357,799

			673,642

Peru - 1.1%
Peru Government Bond
5.70%, 8/12/24	PEN	500	166,686

United States - 40.1%
U.S. Treasury Bonds
6.00%, 2/15/26	U.S.$	19	23,750
6.125%, 11/15/27		2,453	3,233,361
U.S. Treasury Notes
1.375%, 10/31/20		2,952	2,928,937

			6,186,048

Total Governments - Treasuries (cost $7,474,777)			7,729,310

COLLATERALIZED MORTGAGE OBLIGATIONS - 23.7%
Risk Share Floating Rate - 23.2%
Bellemeade Re Ltd.
Series 2019-1A, Class M2
4.966% (LIBOR 1 Month + 2.70%), 3/25/29 (a)(b)		152	152,182
Connecticut Avenue Securities Trust
Series 2019-R01, Class 2M2
4.716% (LIBOR 1 Month + 2.45%), 7/25/31 (a)(b)		19	19,276
Series 2019-R02, Class 1M2
4.566% (LIBOR 1 Month + 2.30%), 8/25/31 (a)(b)		30	30,146
Series 2019-R03, Class 1M2
4.416% (LIBOR 1 Month + 2.15%), 9/25/31 (a)(b)		43	43,058
Series 2019-R05, Class 1M2
4.40% (LIBOR 1 Month + 2.00%), 7/25/39 (a)(b)		35	34,966

	Principal Amount (000)		U.S. $ Value
Federal Home Loan Mortgage Corp.
Series 2019-HQA1, Class M2
4.616% (LIBOR 1 Month + 2.35%), 2/25/49 (a)(b)	U.S.$	20	$19,741
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2014-DN4, Class M3
6.816% (LIBOR 1 Month + 4.55%), 10/25/24 (b)		268	287,656
Series 2017-DNA2, Class M2
5.716% (LIBOR 1 Month + 3.45%), 10/25/29 (b)		400	426,735
Series 2018-DNA1, Class M2
4.066% (LIBOR 1 Month + 1.80%), 7/25/30 (b)		88	87,791
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C04, Class 1M2
7.166% (LIBOR 1 Month + 4.90%), 11/25/24 (b)		291	320,907
Series 2016-C04, Class 1M2
6.516% (LIBOR 1 Month + 4.25%), 1/25/29 (b)		400	427,023
Series 2016-C05, Class 2M2
6.716% (LIBOR 1 Month + 4.45%), 1/25/29 (b)		389	412,402
Series 2017-C02, Class 2B1
7.766% (LIBOR 1 Month + 5.50%), 9/25/29 (b)		24	27,906
Series 2017-C02, Class 2M2
5.916% (LIBOR 1 Month + 3.65%), 9/25/29 (b)		471	498,620
Series 2017-C04, Class 2M2
5.116% (LIBOR 1 Month + 2.85%), 11/25/29 (b)		73	75,362
Series 2017-C05, Class 1M2
4.466% (LIBOR 1 Month + 2.20%), 1/25/30 (b)		75	75,537
Series 2017-C07, Class 2M2
4.766% (LIBOR 1 Month + 2.50%), 5/25/30 (b)		175	177,833
Home Re Ltd.
Series 2018-1, Class M1
4.03% (LIBOR 1 Month + 1.60%), 10/25/28 (a)(b)		150	150,294
Oaktown Re II Ltd.
Series 2018-1A, Class M1
3.816% (LIBOR 1 Month + 1.55%), 7/25/28 (a)(b)		143	143,004

	Principal Amount (000)		U.S. $ Value
Radnor RE Ltd.
Series 2019-2, Class M1B
4.016% (LIBOR 1 Month + 1.75%), 6/25/29 (a)(b)	U.S.$	155	$155,000
STACR Trust
Series 2019-DNA3, Class M2
4.35% (LIBOR 1 Month + 2.05%), 7/25/49 (a)(b)		16	16,062

			3,581,501

Agency Floating Rate - 0.4%
Federal Home Loan Mortgage Corp. REMICs
Series 4372, Class JS
3.616% (6.10%-LIBOR 1 Month), 8/15/44 (b)(c)		223	39,531
Federal National Mortgage Association REMICs
Series 2010-129, Class PS
4.434% (6.70%-LIBOR 1 Month), 11/25/38 (b)(c)		508	20,182

			59,713

Agency Fixed Rate - 0.1%
Federal National Mortgage Association REMICs
Series 2016-64, Class BI
5.00%, 9/25/46 (d)		60	11,297

Total Collateralized Mortgage Obligations (cost $3,671,781)			3,652,511

MORTGAGE PASS-THROUGHS - 16.1%
Agency Fixed Rate 30-Year - 16.1%
Federal National Mortgage Association
Series 2019
3.50%, 8/13/49, TBA		838	858,474
4.50%, 8/13/49, TBA		680	713,035
5.00%, 8/13/49, TBA		644	684,626
5.50%, 8/13/49, TBA		212	227,457

Total Mortgage Pass-Throughs (cost $2,475,969)			2,483,592

COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.0%
Non-Agency Fixed Rate CMBS - 7.3%
Citigroup Commercial Mortgage Trust
Series 2016-P3, Class XA
1.696%, 4/15/49 (d)		1,198	97,642
Series 2017-P7, Class XA
1.129%, 4/14/50 (d)		992	65,732
Citigroup/Deutsche Bank Mortgage Trust
Series 2017-CD3, Class XA
1.028%, 2/10/50 (d)		1,284	79,499
Commercial Mortgage Trust
Series 2015-CR27, Class XA
1.112%, 10/10/48 (d)		1,490	69,233
Series 2016-DC2, Class XA
1.022%, 2/10/49 (d)		1,959	102,108

	Principal Amount (000)		U.S. $ Value
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class D
3.793%, 4/15/50 (a)(e)	U.S.$	100	$95,376
GS Mortgage Securities Trust
Series 2013-GC13, Class C
4.083%, 7/10/46 (a)(e)		100	102,642
Series 2016-GS3, Class XA
1.259%, 10/10/49 (d)		1,529	102,167
JPMDB Commercial Mortgage Securities Trust
Series 2017-C5, Class XA
0.988%, 3/15/50 (d)		977	56,498
UBS Commercial Mortgage Trust
Series 2012-C1, Class D
5.543%, 5/10/45 (a)(e)		50	50,500
Wells Fargo Commercial Mortgage Trust
Series 2016-C32, Class XA
1.309%, 1/15/59 (d)		965	61,519
Series 2016-LC24, Class XA
1.684%, 10/15/49 (d)		950	85,906
WFRBS Commercial Mortgage Trust
Series 2012-C7, Class AS
4.09%, 6/15/45		150	154,915

			1,123,737

Non-Agency Floating Rate CMBS - 1.7%
Great Wolf Trust
Series 2017-WOLF, Class A
3.175% (LIBOR 1 Month + 0.85%), 9/15/34 (a)(b)		61	61,020
Morgan Stanley Capital I, Inc.
Series 2019-BPR, Class D
6.325% (LIBOR 1 Month + 4.00%), 5/15/36 (a)(b)(e)		13	13,000
Natixis Commercial Mortgage Securities Trust
Series 2018-850T, Class D
3.779% (LIBOR 1 Month + 1.45%), 7/15/33 (a)(b)(e)		100	99,936
Starwood Retail Property Trust
Series 2014-STAR, Class A
3.545% (LIBOR 1 Month + 1.22%), 11/15/27 (a)(b)		89	89,033

			262,989

Total Commercial Mortgage-Backed Securities (cost $1,379,080)			1,386,726

	Principal Amount (000)		U.S. $ Value
INFLATION-LINKED SECURITIES - 5.1%
United States - 5.1%
U.S. Treasury Inflation Index
0.125%, 7/15/24 (TIPS) (cost $785,509)	U.S.$	787	$784,808

ASSET-BACKED SECURITIES - 4.2%
Autos - Fixed Rate - 2.9%
CPS Auto Receivables Trust
Series 2018-D, Class D
4.34%, 9/16/24 (a)		100	103,395
Exeter Automobile Receivables Trust
Series 2018-4A, Class E
5.38%, 7/15/25 (a)		115	119,287
Series 2019-1A, Class E
5.20%, 1/15/26 (a)		40	41,688
Series 2019-2A, Class E
4.68%, 5/15/26 (a)		15	15,275
First Investors Auto Owner Trust
Series 2019-1A, Class E
4.53%, 6/16/25 (a)		150	153,313
Westlake Automobile Receivables Trust
Series 2019-2A, Class E
4.02%, 4/15/25 (a)		14	13,999

			446,957

Other ABS - Fixed Rate - 1.3%
Marlette Funding Trust
Series 2018-3A, Class C
4.63%, 9/15/28 (a)(e)		100	102,602
Series 2019-1A, Class C
4.42%, 4/16/29 (a)(e)		100	101,966

			204,568

Total Asset-Backed Securities (cost $641,148)			651,525

EMERGING MARKETS - TREASURIES - 3.7%
Brazil - 0.9%
Brazil Notas do Tesouro Nacional
Series NTNF
10.00%, 1/01/23	BRL	487	141,128

South Africa - 2.8%
Republic of South Africa Government Bond
Series 2023
7.75%, 2/28/23	ZAR	6,000	422,295

Total Emerging Markets - Treasuries (cost $554,997)			563,423

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 1.9%
Industrial - 1.3%
Basic - 0.1%
Eldorado Gold Corp.
9.50%, 6/01/24 (a)	U.S.$	8	$8,260
Graphic Packaging International LLC
4.75%, 7/15/27 (a)		6	6,253

			14,513

Capital Goods - 0.2%
Bombardier, Inc.
7.50%, 3/15/25 (a)		8	8,148
GFL Environmental, Inc.
7.00%, 6/01/26 (a)		8	8,289
Triumph Group, Inc.
5.25%, 6/01/22		8	7,858

			24,295

Communications - Media - 0.1%
DISH DBS Corp.
5.00%, 3/15/23		8	7,697
Univision Communications, Inc.
5.125%, 5/15/23-2/15/25 (a)		6	5,893

			13,590

Communications - Telecommunications - 0.1%
Intelsat Jackson Holdings SA
8.50%, 10/15/24 (a)		8	8,047

Consumer Cyclical - Automotive - 0.1%
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.
6.25%, 5/15/26 (a)		3	3,108
8.50%, 5/15/27 (a)		8	8,122
Truck Hero, Inc.
8.50%, 4/21/24 (a)		5	4,993

			16,223

Consumer Cyclical - Other - 0.1%
Taylor Morrison Communities, Inc.
5.875%, 6/15/27 (a)		15	15,678

Consumer Cyclical - Retailers - 0.1%
Staples, Inc.
7.50%, 4/15/26 (a)		15	15,337

Consumer Non-Cyclical - 0.2%
CHS/Community Health Systems, Inc.
6.25%, 3/31/23		8	7,669
Eagle Holding Co. II LLC
7.625% (7.625% Cash or 8.375% PIK), 5/15/22 (a)(f)		8	8,060
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.
9.75%, 12/01/26 (a)		7	7,426
Tenet Healthcare Corp.
8.125%, 4/01/22		7	7,483

			30,638

	Principal Amount (000)		U.S. $ Value
Energy - 0.0%
Rowan Cos., Inc.
4.875%, 6/01/22	U.S.$	8	$7,391

Other Industrial - 0.0%
IAA, Inc.
5.50%, 6/15/27 (a)		5	5,225

Services - 0.1%
Harsco Corp.
5.75%, 7/31/27 (a)		15	15,476

Technology - 0.1%
CommScope, Inc.
5.50%, 3/01/24 (a)		20	20,342

Transportation - Services - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 7/15/27 (a)		2	2,021
XPO Logistics, Inc.
6.75%, 8/15/24 (a)		10	10,668

			12,689

			199,444

Financial Institutions - 0.5%
Banking - 0.3%
HSBC Finance Corp.
6.676%, 1/15/21 (e)		61	63,945

Insurance - 0.1%
Polaris Intermediate Corp.
8.50% (8.50% Cash or 9.25% PIK), 12/01/22 (a)(f)		9	8,342

Other Finance - 0.1%
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.
6.75%, 6/01/25 (a)		8	8,244

			80,531

Utility - 0.1%
Electric - 0.1%
Talen Energy Supply LLC
7.25%, 5/15/27 (a)		5	4,942

Total Corporates - Non-Investment Grade (cost $280,458)			284,917

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADE - 1.1%
Industrial - 1.0%
Basic - 0.1%
Vale Overseas Ltd.
4.375%, 1/11/22	U.S.$	8	$8,240

Consumer Cyclical - Automotive - 0.3%
General Motors Financial Co., Inc.
5.10%, 1/17/24		53	56,734

Technology - 0.6%
Broadcom, Inc.
4.25%, 4/15/26 (a)		62	62,493
Micron Technology, Inc.
4.185%, 2/15/27		28	28,339
4.975%, 2/06/26		8	8,503

			99,335

			164,309

Financial Institutions - 0.1%
REITS - 0.1%
Sabra Health Care LP/Sabra Capital Corp.
4.80%, 6/01/24		11	11,351

Total Corporates - Investment Grade (cost $170,141)			175,660

BANK LOANS - 0.6%
Industrial - 0.5%
Communications - Media - 0.1%
Univision Communications, Inc.
4.984% (LIBOR 1 Month + 2.75%), 3/15/24 (g)		10	9,780

Consumer Non-Cyclical - 0.2%
athenahealth, Inc.
7.045% (LIBOR 3 Month + 4.50%), 2/11/26 (g)		19	19,085
U.S. Renal Care, Inc.
7.25% (LIBOR 1 Month + 5.00%), 6/26/26 (g)		20	19,558

			38,643

Services - 0.1%
Parexel International Corporation
4.984% (LIBOR 1 Month + 2.75%), 9/27/24 (g)		5	4,396
Team Health Holdings, Inc.
4.984% (LIBOR 1 Month + 2.75%), 2/06/24 (g)		20	17,422

			21,818

	Principal Amount (000)		U.S. $ Value
Technology - 0.1%
Avaya Inc.
6.575% (LIBOR 1 Month + 4.25%), 12/15/24 (g)	U.S.$	20	$19,170

			89,411

Financial Institutions - 0.1%
Finance - 0.1%
Ellie Mae, Inc.
6.525% (LIBOR 3 Month + 4.00%), 4/17/26 (g)		9	8,706

Total Bank Loans (cost $99,293)			98,117

EMERGING MARKETS - SOVEREIGNS - 0.4%
Lebanon - 0.1%
Lebanon Government International Bond
6.10%, 10/04/22 (a)		16	13,510

Nigeria - 0.3%
Nigeria Government International Bond
5.625%, 6/27/22		40	41,613

Total Emerging Markets - Sovereigns (cost $53,642)			55,123

	Notional Amount
OPTIONS PURCHASED - CALLS - 0.1%
Swaptions - 0.1%
IRS Swaption
Expiration: Aug 2019; Contracts: 2,390,000;
Exercise Rate: USD 2.05%;
Counterparty: Goldman Sachs International (h) (premium paid $15,200)	USD	2,390,000	22,178

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.4%
Governments - Treasuries - 0.2%
Egypt - 0.2%
Egypt Treasury Bills
Series 364D
Zero Coupon, 10/15/19-10/29/19 (cost $34,525)	EGP	600	34,915

	Shares
Investment Companies - 0.2%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.31% (i)(j)(k) (cost $31,747)		31,747	31,747

U.S. $ Value
Total Short-Term Investments (cost $66,272)	$66,662

Total Investments - 116.4% (cost $17,668,267) (l)	17,954,552
Other assets less liabilities - (16.4)%	(2,533,790)

Net Assets - 100.0%	$15,420,762

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	2	September 2019	$275,688	$8,278
U.S. T-Note 10 Yr (CBT) Futures	5	September 2019	637,109	2,743
Sold Contracts
Euro-Schatz Futures	3	September 2019	373,032	(700)
U.S. T-Note 2 Yr (CBT) Futures	8	September 2019	1,715,250	(7,135)

				$3,186

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	78	RUB	4,981	8/06/19	$(197)
Barclays Bank PLC	USD	69	MYR	282	8/21/19	(774)
Barclays Bank PLC	IDR	723,712	USD	51	8/22/19	(495)
BNP Paribas SA	USD	8	KRW	9,713	8/26/19	(143)
BNP Paribas SA	CHF	303	USD	308	9/12/19	3,104
BNP Paribas SA	ZAR	631	USD	44	9/18/19	(73)
Citibank, NA	IDR	146,531	USD	10	8/22/19	(268)
Citibank, NA	KRW	178,502	USD	151	8/26/19	777
Citibank, NA	USD	111	KRW	128,402	8/26/19	(2,418)
Credit Suisse International	USD	153	INR	10,640	10/24/19	(843)
Deutsche Bank AG	IDR	135,176	USD	9	8/22/19	(328)
Goldman Sachs Bank USA	BRL	522	USD	139	8/02/19	1,869
Goldman Sachs Bank USA	USD	136	BRL	522	8/02/19	679
Goldman Sachs Bank USA	IDR	115,106	USD	8	8/22/19	(396)
HSBC Bank USA	IDR	4,869,570	USD	335	8/22/19	(10,123)
HSBC Bank USA	USD	55	TWD	1,693	9/11/19	(229)
JPMorgan Chase Bank, NA	IDR	187,927	USD	13	8/22/19	(503)
JPMorgan Chase Bank, NA	USD	74	KRW	86,025	8/26/19	(1,687)
JPMorgan Chase Bank, NA	USD	234	TWD	7,234	9/11/19	(1,481)
Morgan Stanley Capital Services, Inc.	USD	154	RUB	9,994	8/06/19	3,359
Standard Chartered Bank	BRL	564	USD	150	8/02/19	2,018
Standard Chartered Bank	BRL	772	USD	201	8/02/19	(1,361)
Standard Chartered Bank	USD	354	BRL	1,336	8/02/19	(3,829)
Standard Chartered Bank	IDR	202,073	USD	14	8/22/19	(389)
Standard Chartered Bank	USD	43	IDR	631,594	8/22/19	1,714
Standard Chartered Bank	TWD	8,466	USD	270	9/11/19	(2,467)
Standard Chartered Bank	USD	79	TWD	2,460	9/11/19	534
Standard Chartered Bank	USD	39	TWD	1,190	9/11/19	(276)
State Street Bank & Trust Co.	SGD	262	USD	193	8/22/19	1,781

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	77	SGD	104	8/22/19	$(978)
State Street Bank & Trust Co.	GBP	0	USD	0	8/28/19	8
State Street Bank & Trust Co.	MXN	2,878	USD	144	8/29/19	(5,635)
State Street Bank & Trust Co.	USD	147	MXN	2,901	8/29/19	3,793
State Street Bank & Trust Co.	AUD	108	USD	75	9/05/19	677
State Street Bank & Trust Co.	USD	235	AUD	334	9/05/19	(6,186)
State Street Bank & Trust Co.	CHF	78	USD	80	9/12/19	1,573
State Street Bank & Trust Co.	USD	79	CHF	77	9/12/19	(559)
State Street Bank & Trust Co.	ZAR	5,603	USD	388	9/18/19	(277)
State Street Bank & Trust Co.	CAD	213	USD	163	9/19/19	571
State Street Bank & Trust Co.	EUR	1,114	USD	1,256	10/10/19	16,095
State Street Bank & Trust Co.	USD	108	EUR	96	10/10/19	(1,564)
State Street Bank & Trust Co.	PLN	584	USD	154	10/11/19	2,697
State Street Bank & Trust Co.	USD	154	PLN	583	10/11/19	(2,892)
State Street Bank & Trust Co.	ILS	139	USD	39	10/16/19	(453)
UBS AG	BRL	314	USD	83	8/02/19	1,066
UBS AG	USD	83	BRL	314	8/02/19	(1,123)
UBS AG	USD	83	BRL	314	9/04/19	(1,032)
UBS AG	USD	101	TWD	3,133	9/11/19	(602)

						$(7,266)

INTEREST RATE SWAPTIONS WRITTEN

Description	Index	Counterparty	Strike Rate	Expiration Date	Notional Amount (000)		Premiums Received	Market Value
Call
OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Goldman Sachs International	2.29%	8/12/19	USD	970	$13,900	$(25,700)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	5.00%	Quarterly	3.17%	USD	1,337	$111,455	$93,065	$18,390
Federative Republic of Brazil, 4.250%, 1/07/25, 6/20/24*	1.00%	Quarterly	1.26%	USD	110	(1,187)	(3,365)	2,178
Republic of Indonesia, 5.875%, 3/13/20, 6/20/24*	1.00	Quarterly	0.79	USD	80	883	(312)	1,195
Republic of South Africa, 5.500%, 3/09/20, 6/20/24*	1.00	Quarterly	1.73	USD	80	(2,568)	(3,149)	581
Republic of Turkey, 11.785%, 1/15/30, 6/20/24*	1.00	Quarterly	3.57	USD	150	(16,340)	(15,028)	(1,312)

						$92,243	$71,211	$21,032

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD	670	5/24/21	2.288%	3 Month LIBOR	Semi-Annual/Quarterly	$(3,425)	$	– 0	–	$(3,425)
CAD	680	5/22/24	3 Month CDOR	1.985%	Semi-Annual/Semi-Annual	3,890		– 0	–	3,890
USD	260	5/24/24	2.206%	3 Month LIBOR	Semi-Annual/Quarterly	(4,342)		– 0	–	(4,342)

						$(3,877)	$	– 0	–	$(3,877)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Credit Suisse International
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00%	Monthly	1.98%	USD	360	$536	$(11,743)	$12,279
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	555	(51,847)	(78,708)	26,861
JPMorgan Securities, LLC
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00%	Monthly	12.79	USD	196	(37,539)	(39,430)	1,891

						$(88,850)	$(129,881)	$41,031

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International
Markit iBoxx EUR Contingent Convertible Liquid Developed Market AT1 TRI	3 Month EURIBOR	Maturity	EUR	170	9/20/19	$3,340
Markit iBoxx USD Contingent Convertible Liquid Developed Markets AT1 Index TRI	3 Month LIBOR	Quarterly/Maturity	USD	152	9/20/19	1,998

						$5,338

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the aggregate market value of these securities amounted to $2,807,971 or 18.2% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2019.
(c)	Inverse interest only security.
(d)	IO - Interest Only.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at July 31, 2019.
(g)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at July 31, 2019.
(h)	Non-income producing security.
(i)	Affiliated investments.
(j)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(k)	The rate shown represents the 7-day yield as of period end.
(l)

As of July 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $451,664 and gross unrealized depreciation of investments was $(117,735), resulting in net unrealized appreciation of $333,929.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EGP	-	Egyptian Pound
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian Sol
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SGD	-	Singapore Dollar
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ABS	-	Asset-Backed Securities
CBT	-	Chicago Board of Trade
CDOR	-	Canadian Dealer Offered Rate
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
EURIBOR	-	Euro Interbank Offered Rate
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

AB Bond Fund, Inc.

AB Short Duration Income Portfolio

July 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2019:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$7,729,310		$	– 0	–	$7,729,310
Collateralized Mortgage Obligations		– 0	–	3,652,511			– 0	–	3,652,511
Mortgage Pass-Throughs		– 0	–	2,483,592			– 0	–	2,483,592
Commercial Mortgage-Backed Securities		– 0	–	1,025,272			361,454		1,386,726
Inflation-Linked Securities		– 0	–	784,808			– 0	–	784,808
Asset-Backed Securities		– 0	–	446,957			204,568		651,525
Emerging Markets - Treasuries		– 0	–	563,423			– 0	–	563,423
Corporates - Non-Investment Grade		– 0	–	220,972			63,945		284,917
Corporates - Investment Grade		– 0	–	175,660			– 0	–	175,660
Bank Loans		– 0	–	98,117			– 0	–	98,117
Emerging Markets - Sovereigns		– 0	–	55,123			– 0	–	55,123
Options Purchased - Calls		– 0	–	22,178			– 0	–	22,178
Short-Term Investments:
Governments - Treasuries		– 0	–	34,915			– 0	–	34,915
Investment Companies		31,747		– 0	–		– 0	–	31,747

Total Investments in Securities		31,747		17,292,838			629,967		17,954,552
Other Financial Instruments(a):
Assets:
Futures		11,021		– 0	–		– 0	–	11,021
Forward Currency Exchange Contracts		– 0	–	42,315			– 0	–	42,315
Centrally Cleared Credit Default Swaps		– 0	–	112,338			– 0	–	112,338
Centrally Cleared Interest Rate Swaps		– 0	–	3,890			– 0	–	3,890
Credit Default Swaps		– 0	–	536			– 0	–	536
Total Return Swaps		– 0	–	5,338			– 0	–	5,338
Liabilities:
Futures		(7,835)		– 0	–		– 0	–	(7,835)
Forward Currency Exchange Contracts		– 0	–	(49,581)			– 0	–	(49,581)
Interest Rate Swaptions		– 0	–	(11,800)			– 0	–	(11,800)
Centrally Cleared Credit Default Swaps		– 0	–	(20,095)			– 0	–	(20,095)
Centrally Cleared Interest Rate Swaps		– 0	–	(7,767)			– 0	–	(7,767)
Credit Default Swaps		– 0	–	(89,386)			– 0	–	(89,386)

Total		$34,933		$17,278,626			$629,967		$17,943,526

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Commercial Mortgage-Backed Securities			Asset-Backed Securities			Corporates - Non- Investment Grade
Balance as of 12/12/18(a)	$	– 0	–	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		28			(91)			(570)
Realized gain (loss)		– 0	–		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		3,715			1,534			913
Purchases		357,711			203,125			63,602
Sales		– 0	–		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–		– 0	–

Balance as of 7/31/19		$361,454			$204,568			$63,945

Net change in unrealized appreciation/depreciation from investments held as of 7/31/19		$3,715			$1,534			$913

	Total
Balance as of 12/12/18(a)	$	– 0	–
Accrued discounts/(premiums)		(633)
Realized gain (loss)		– 0	–
Change in unrealized appreciation/depreciation		6,162
Purchases		624,438
Sales		– 0	–
Transfers in to Level 3		– 0	–
Transfers out of Level 3		– 0	–

Balance as of 7/31/19		$629,967

Net change in unrealized appreciation/depreciation from investments held as of 7/31/19		$6,162

(a)	Commencement of operations.

As of July 31, 2019, all Level 3 securities were priced by third party vendors.

A summary of the Fund’s transactions in AB mutual funds for the eight months ended July 31, 2019 is as follows:

Fund	Market Value 12/12/18(a) (000)			Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$	– 0	–	$6,714	$6,682	$32	$	– 0	–

(a)	Commencement of operations.